Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The Company’s related parties include its subsidiaries, associates, joint operation and key management personnel. The Company’s key management personnel consists of executive and non-executive directors and members of executive management.
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Salaries, directors’ fees and other short-term benefits	$4,520	$3,555
Share-based payments	3,285	1,268
Total key management personnel compensation	$7,805	$4,823
At December 31, 2023, $1.6 million (2022 – $1.1 million) was owed by the Company to management for accrued salaries and bonuses and reimbursement of expenses.